Note 13 - Shareholders' Equity, Basic and diluted earnings per share (Table)	3 Months Ended
Mar. 31, 2011
Stockholders Equity Note [Abstract]
Dividends and interest on shareholders' equity - fiscal year 2010 [Table Text Block]
Portion	Date of board of directors approval	Shareholders’positions	Date payment	Value of the portion - US$ million
1st Portion Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion Interest on shareholders’ equity	02.25.2011	03.21.2010	03.31.2011	1,308
Dividends	02.25.2011	04.28.2011	Up to 06.27.2011	923
				6,780

Basic and diluted earnings per share [Table Text Block]

	Three-month periods ended March 31,
	2011	2010

Net income for the period attributable to Petrobras	6,524	4,317
Less priority preferred share dividends	(2,490)	(1,133)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,308)	(1,553)

Remaining net income to be equally allocated to common and preferred shares	726	1,631

Weighted average number of shares outstanding:
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396

Basic and diluted earnings per:
Common and preferred share	0.50	0.49
Common and preferred ADS	1.00	0.98